Annual Fund Operating Expenses	Jan. 27, 2026
Counterpoint High Yield Trend ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Counterpoint High Yield Trend ETF | Counterpoint High Yield Trend ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.28%	[1]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	0.88%
Counterpoint Quantitative Equity ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Counterpoint Quantitative Equity ETF | Counterpoint Quantitative Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.22%)	[3]
Net Expenses (as a percentage of Assets)	0.75%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Counterpoint Funds, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least February 1, 2027 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.60% of the Fund’s net assets. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits in place at the time of recapture after recoupment is taken into account. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser.
[3]	Counterpoint Funds, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least February 1, 2027 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.75% of the Fund’s net assets. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits in place at the time of recapture after recoupment is taken into account. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser.